May 16, 2024
YieldMaxTM Short N100 Option Income Strategy ETF | YieldMaxTM Short N100 Option Income Strategy ETF
YQQQ
YieldMaxTM Short N100 Option Income Strategy ETF

Effective as the date of this supplement:

•	The first paragraph of the sub-section entitled “Covered Put Writing” on page 3 of the Summary Prospectus and page 4 Statutory Prospectus, is hereby amended and restated in its entirety to read as follows:

“As part of its strategy, the Fund will write (sell) put option contracts on the Index to generate income. The put options written (sold) by the Fund will generally have 1-month or less expiration dates (the “Put Period”) and a strike level that is approximately 0%-15% below then-current Index level at the time of such sales.”
•	In the table entitled “YieldMaxTM Short N100 Option Income Strategy ETF – Principal Holdings” on page 5 of the Summary Prospectus and page 6 of the Statutory Prospectus, the row for “Sold (short) put option contracts” is amended and restated in its entirety as follows:

Portfolio Holdings (All options are based on the Index level)	Investment Terms	Expected Target Maturity	Primary Purpose of Holding
Sold (short) put option contracts

The strike level is approximately 0%-15% below then-current level of the Index at the time of sale.

They generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced.

		1-month or less expiration dates	Generate income for the Fund in the form of premiums, in return for capping the returns of the Fund’s synthetic short position.